Activity for Real Estate Investments and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Summary and rollforward of real estate investments and accumulated depreciation

Mid-America Apartments, L.P.
Schedule III
Real Estate and Accumulated Depreciation
A summary of activity for real estate investments and accumulated depreciation is as follows (dollars in thousands):

	Year Ended December 31,
	2012	2011	2010
Real estate investments:
Balance at beginning of year	$3,057,999	$2,670,832	$2,433,526
Acquisitions (1)	344,869	334,650	284,486
Less: FMV of Leases included in Acquisitions	(3,144)	(3,522)	(1,764)
Improvement and development	111,354	80,993	45,544
Disposition of real estate assets (2)	(126,066)	(24,954)	(90,960)
Balance at end of year	$3,385,012	$3,057,999	$2,670,832

Accumulated depreciation:
Balance at beginning of year	$858,276	$769,066	$675,679
Depreciation	113,110	102,713	94,138
Disposition of real estate assets (2)	(57,345)	(13,503)	(751)
Balance at end of year	$914,041	$858,276	$769,066

MAALP's consolidated balance sheet at December 31, 2012, 2011, and 2010, includes accumulated depreciation of $12,556,000, $11,105,000, and $9,967,000, respectively, in the caption "Commercial properties, net".

(1) Includes $32 million of non-cash activity related to fair market value of debt assumed.
(2) Includes assets sold, casualty losses, and removal of certain fully depreciated assets.